Prepayments, accrued income and other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
Cash collateral and margin receivables	£ 39,125	£ 44,932
Settlement accounts	13,028	6,926
Bullion	4,393	3,464
Prepayments and accrued income	2,521	1,769
Property, plant and equipment	819	761
Right-of-use assets	167	166
Employee benefit assets (Note 5)	51	73
Insurance contract assets	41	43		£ 47
Other accounts	3,531	3,353
Prepayments, accrued income and other assets	63,635	61,444	[1]	£ 43,146
– prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	£ 56,982	£ 55,846

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.